Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Compensation paid to our CEO and other named executives were calculated based on shares granted each year using the grant date stock price and adjusted for any previously issued shares that were unvested and fully vested each year and considered any dividends that have been paid. The following table summarizes the compensation paid to our CEO and other named executives and company performance measures.
Year	Summary compensation table total for CEO(1) ($)	Compensation actually paid to CEO(1)(4) ($)	Average summary compensation table total for NEO named executive officers(2) ($)	Average compensation actually paid to NEO named executive officers(1)(5) ($)	Value of initial fixed $100 investment based on:		Net (loss)/ income attributable to common stockholders ($)	Company selected measure book value ($)
					Total shareholder return ($)	Peer group total shareholder return(3) ($)
2022	167,360	61,758	52,300	(5,553)	109	48	(14,850)	13.00
2021	179,060	226,653	102,320	140,977	143	73	41,775	15.92
2020	38,200	(6,345)	76,400	77,247	118	69	33,608	15.59

(1)
Our CEO is Lawrence Mendelsohn.

(2)
Includes compensation for Ms. Doyle and Mr. Schaub.

(3)
Our peer group includes FNMR, which includes comparable mortgage REITs and helps provide a benchmark for our own total shareholder return.

(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Mendelsohn in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Mendelsohn during the applicable year.
Description(a)	2020 ($)	2021 ($)	2022 ($)
Reported Summary Compensation Table	38,200	179,060	167,360
Reported Stock Awards Deduction(b)	38,200	179,060	167,360
Equity Award Adjustments(c)	(44,545)	47,593	(105,602)
Compensation Actually Paid	(6,345)	226,653	61,758

(a)
Mr. Mendelsohn received no pension benefits in the fiscal years presented from us under defined pension or defined contribution plans.

(b)
Total grant date fair value of equity awards reporting in the “Stock awards” column in the Summary Compensation Table for applicable year.

(c)
For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	(167,360)	116,000	(69,935)	—	(9,567)	—	25,260	(105,602)
2021	(179,060)	184,240	19,800	—	9,413	—	13,200	47,593
2020	(38,200)	41,840	(52,200)	23,280	(35,077)	—	15,812	(44,545)
(5)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the executive officers excluding CEO, the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Doyle and Mr. Schaub during the applicable year.

Description(a)	2020 ($)	2021 ($)	2022 ($)
Reported Summary Compensation Table	76,400	102,320	52,300
Reported Stock Awards Deduction(b)	76,400	102,320	52,300
Equity Award Adjustments(c)	847	38,657	(57,853)
Compensation Actually Paid	77,247	140,977	(5,553)

(a)
Ms. Doyle and Mr. Schaub received no pension benefits in the fiscal years presented from us under defined pension or defined contribution plans.

(b)
Total grant date fair value of equity awards reporting in the “Stock awards” column in the Summary Compensation Table for applicable year.

(c)
For each covered year, the amounts added or deducted in calculated equity award adjustment include:

Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	(52,300)	36,250	(51,220)	—	(4,783)	—	14,200	(57,853)
2021	(102,320)	105,280	20,700	—	4,707	—	10,290	38,657
2020	(76,400)	83,680	(26,100)	18,224	(8,253)	—	9,696	847

Company Selected Measure Name	book value
Named Executive Officers, Footnote [Text Block]	(1) Our CEO is Lawrence Mendelsohn. (2) Includes compensation for Ms. Doyle and Mr. Schaub.
Peer Group Issuers, Footnote [Text Block]	(3) Our peer group includes FNMR, which includes comparable mortgage REITs and helps provide a benchmark for our own total shareholder return.
PEO Total Compensation Amount	$ 167,360	$ 179,060	$ 38,200
PEO Actually Paid Compensation Amount	$ 61,758	226,653	(6,345)
Adjustment To PEO Compensation, Footnote [Text Block]
(4)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Mendelsohn in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Mendelsohn during the applicable year.
Description(a)	2020 ($)	2021 ($)	2022 ($)
Reported Summary Compensation Table	38,200	179,060	167,360
Reported Stock Awards Deduction(b)	38,200	179,060	167,360
Equity Award Adjustments(c)	(44,545)	47,593	(105,602)
Compensation Actually Paid	(6,345)	226,653	61,758

(a)
Mr. Mendelsohn received no pension benefits in the fiscal years presented from us under defined pension or defined contribution plans.

(b)
Total grant date fair value of equity awards reporting in the “Stock awards” column in the Summary Compensation Table for applicable year.

(c)
For each covered year, the amounts added or deducted in calculated equity award adjustments include:

Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	(167,360)	116,000	(69,935)	—	(9,567)	—	25,260	(105,602)
2021	(179,060)	184,240	19,800	—	9,413	—	13,200	47,593
2020	(38,200)	41,840	(52,200)	23,280	(35,077)	—	15,812	(44,545)

Non-PEO NEO Average Total Compensation Amount	$ 52,300	102,320	76,400
Non-PEO NEO Average Compensation Actually Paid Amount	$ (5,553)	140,977	77,247
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the “average compensation actually paid” for the executive officers excluding CEO, the following adjustments were made to the amounts reported in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Doyle and Mr. Schaub during the applicable year.

Description(a)	2020 ($)	2021 ($)	2022 ($)
Reported Summary Compensation Table	76,400	102,320	52,300
Reported Stock Awards Deduction(b)	76,400	102,320	52,300
Equity Award Adjustments(c)	847	38,657	(57,853)
Compensation Actually Paid	77,247	140,977	(5,553)

(a)
Ms. Doyle and Mr. Schaub received no pension benefits in the fiscal years presented from us under defined pension or defined contribution plans.

(b)
Total grant date fair value of equity awards reporting in the “Stock awards” column in the Summary Compensation Table for applicable year.

(c)
For each covered year, the amounts added or deducted in calculated equity award adjustment include:

Year	Summary Compensation Amounts ($)	Year End Fair Value of Unvested Equity Awards Granted in the Covered Year ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2022	(52,300)	36,250	(51,220)	—	(4,783)	—	14,200	(57,853)
2021	(102,320)	105,280	20,700	—	4,707	—	10,290	38,657
2020	(76,400)	83,680	(26,100)	18,224	(8,253)	—	9,696	847

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Total Shareholder Return
Compensation actually paid to our CEO for the years ended December 31, 2022, 2021 and 2020 was $0.1 million, $0.2 million and $(6) thousand, respectively. Compensation actually paid to our executive officers excluding the CEO for the years ended December 31, 2022, 2021 and 2020 was approximately $(6) thousand, $0.1 million and $77 thousand, respectively. The calculation to determine compensation actually paid to our CEO and executive officers is detailed above and is calculated in accordance with item 402(v)(2)(iii) of Regulation S-K. The Company’s cumulative total shareholder return (“TSR”), which is calculated off an initial fixed $100 investment for the last three completed fiscal years was $108.64, $143.29 and $118.21, respectively. The Compensation Comparison Group (“CCG”) TSR, which is calculated off the same initial fixed $100 investment for the same three-year period was $47.74, $73.00 and $68.64, respectively. The Company used FNMR for its CCG TSR, which contains comparable mortgage REITs and helps provide a benchmark for our own total shareholder return.
Compensation actually paid to our CEO, our TSR and CCG TSR all decreased for the year ended December 31, 2022 versus 2021. In comparison compensation actually paid to our CEO, our TSR and CCG TSR all increased for the year ended December 31, 2021 versus 2020. Similarly, compensation actually paid to our executive officers excluding the CEO, our TSR and CCG TSR all decreased for the year ended December 31, 2022 versus 2021. In comparison compensation actually paid to our executive officers excluding the CEO, our TSR and CCG TSR all increased for the year ended December 31, 2021 versus 2020.

Compensation Actually Paid vs. Net Income [Text Block]
Net Income
The Company had a consolidated net loss attributable to common stockholders for the year ended December 31, 2022 of $(14) thousand and consolidated net income attributable to common stockholders of $42 thousand and $34 thousand for the years ended 2021 and 2020, respectively. The compensation actually paid to our CEO and the Company’s consolidated net loss/income attributable to common stockholders decreased for the year ended December 31, 2022 versus 2021. Comparatively, the compensation actually paid to our CEO and the Company’s consolidated net loss/income attributable to common stockholders increased for the year ended December 31, 2021 versus 2020. Similarly, this was the same trend for compensation actually paid to our executive officers excluding the CEO and the Company’s consolidated net loss/income attributable to common stockholders for the same comparative years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Company-Selected Measure: Book Value
The Company’s book value was $13.00, $15.92 and $15.59 as of December 31, 2022, 2021 and 2020, respectively. The compensation actually paid to our CEO and the Company’s book value decreased as of
December 31, 2022 versus 2021. Comparatively, the compensation actually paid to our CEO and the Company’s book value as of December 31, 2021 increased versus 2020. Similarly, this was the same trend for compensation actually paid to our executive officers excluding the CEO and the Company’s book value for the same comparative years.

Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
We have identified the following performance measures, which the Compensation Committee considered, among others, when making executive compensation decisions for performance year 2022, in response to the Tabular List disclosure requirement pursuant to Item 402(v)(6) of Regulation S-K.
Book Value
Distributable Earnings
Annual Economic Return Relative to the Agency REIT Peer Group

Total Shareholder Return Amount	$ 109	143	118
Peer Group Total Shareholder Return Amount	48	73	69
Net Income (Loss)	$ (14,850)	$ 41,775	$ 33,608
Company Selected Measure Amount	13	15.92	15.59
PEO Name	Lawrence Mendelsohn
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Book Value
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Distributable Earnings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Annual Economic Return Relative to the Agency REIT Peer Group
PEO [Member] | Stock Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (167,360)	$ (179,060)	$ (38,200)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(105,602)	47,593	(44,545)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	116,000	184,240	41,840
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(69,935)	19,800	(52,200)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,567)	9,413	(35,077)
PEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,260	13,200	15,812
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			23,280
Non-PEO NEO [Member] | Stock Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(52,300)	(102,320)	(76,400)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(57,853)	38,657	847
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	36,250	105,280	83,680
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(51,220)	20,700	(26,100)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,783)	4,707	(8,253)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 14,200	$ 10,290	9,696
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 18,224